UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2907

Waddell & Reed Advisors High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors High Income Fund
December 31, 2006
COMMON STOCKS AND WARRANTS	Shares	Value

Capital Equipment - 0.48%
Dresser-Rand Group Inc.*	79,000	$1,933,130
Goodman Global, Inc.*	155,700	2,678,040
		4,611,170
Health Care -- Drugs - 0.29%
Elan Corporation, plc, ADR*	185,500	2,736,125

Hospital Supply and Management - 0.22%
Triad Hospitals, Inc.*	50,000	2,091,500

Hotels and Gaming - 0.78%
Hilton Hotels Corporation	60,000	2,094,000
Pinnacle Entertainment, Inc.*	103,000	3,413,420
Starwood Hotels & Resorts Worldwide, Inc.	30,000	1,875,000
		7,382,420
Multiple Industry - 0.28%
Hertz Global Holdings, Inc.*	130,250	2,265,047
Teekay Offshore Partners L.P.*	13,900	366,404
		2,631,451
Petroleum -- Services - 0.12%
Diamond Offshore Drilling, Inc.	13,900	1,111,166

Real Estate Investment Trust - 0.15%
Host Hotels & Resorts, Inc.	60,000	1,473,000

Utilities -- Gas and Pipeline - 0.25%
Williams Companies, Inc. (The)	90,400	2,361,248

Utilities -- Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	3,950	4

TOTAL COMMON STOCKS AND WARRANTS - 2.57%		$24,398,084

(Cost: $22,723,718)

PREFERRED STOCKS

Apparel - 0.00%
Anvil Holdings, Inc., 13.0% (B)*	135,092	135

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0% (B)*	17,500	18

TOTAL PREFERRED STOCKS - 0.00%		$153

(Cost: $4,253,618)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transporation - 0.70%
American Airlines, Inc.,
7.379%, 5-23-16	$2,445	2,372,113
Continental Airlines Pass Through Trust Certificates,
7.566%, 3-15-20	4,214	4,256,264
		6,628,377
Aircraft - 0.62%
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	4,845,000
L-3 Communications Corporation,
6.125%, 1-15-14	1,050	1,026,375
		5,871,375
Aluminum - 0.16%
Century Aluminum Company,
7.5%, 8-15-14	1,450	1,469,937

Apparel - 0.96%
Oxford Industries, Inc.,
8.875%, 6-1-11	2,475	2,555,438
Payless ShoeSource, Inc.,
8.25%, 8-1-13	1,525	1,586,000
Perry Ellis International, Inc.,
8.875%, 9-15-13	5,000	5,000,000
		9,141,438
Beverages - 0.52%
Constellation Brands, Inc.:
8.125%, 1-15-12	1,750	1,820,000
7.25%, 9-1-16	3,000	3,082,500
		4,902,500
Broadcasting - 3.33%
CCH II, LLC and CCH II Capital Corp.,
10.25%, 9-15-10	6,380	6,675,075
Charter Communications Holdings, LLC and CCH I Holdings, LLC,
11.0%, 10-1-15	2,000	2,045,000
Comcast Corporation,
5.9%, 3-15-16	5,000	5,014,260
Entercom Radio, LLC and Entercom Capital, Inc.,
7.625%, 3-1-14	3,000	3,000,000
Gray Communications Systems, Inc.,
9.25%, 12-15-11	9,125	9,547,031
PanAmSat Corporation:
9.0%, 8-15-14	3,000	3,168,750
9.0%, 6-15-16 (A)	2,000	2,117,500
		31,567,616
Business Equipment and Services - 8.73%
Allied Waste North America, Inc.:
8.5%, 12-1-08	4,500	4,730,625
9.25%, 9-1-12	6,666	7,082,625
7.25%, 3-15-15	3,725	3,729,656
7.125%, 5-15-16	1,000	990,000
Argo-Tech Corporation,
9.25%, 6-1-11	1,225	1,323,000
Carriage Services, Inc.,
7.875%, 1-15-15	2,600	2,541,500
Corrections Corporation of America:
7.5%, 5-1-11	1,750	1,802,500
6.75%, 1-31-14	3,250	3,282,500
Hughes Network Systems, LLC, and HNS Finance Corp.,
9.5%, 4-15-14	1,170	1,221,188
Iron Mountain Incorporated:
8.625%, 4-1-13	5,000	5,162,500
7.75%, 1-15-15	7,000	7,140,000
Lamar Advertising Company,
6.625%, 8-15-15	5,500	5,451,875
Lamar Media Corp.:
7.25%, 1-1-13	2,759	2,810,731
6.625%, 8-15-15	1,500	1,486,875
R.H. Donnelley Corporation,
6.875%, 1-15-13	1,000	958,750
R.H. Donnelley Finance Corporation III,
8.875%, 1-15-16	3,950	4,147,500
Rental Service Corporation and RSC Holdings III, LLC,
9.5%, 12-1-14 (A)	2,775	2,865,188
SunGard Data Systems Inc.,
10.25%, 8-15-15	8,530	9,105,775
Syniverse Technologies, Inc.,
7.75%, 8-15-13	4,650	4,638,375
UCAR Finance Inc.,
10.25%, 2-15-12	3,780	3,983,175
West Corporation:
9.5%, 10-15-14 (A)	7,275	7,275,000
11.0%, 10-15-16 (A)	1,000	1,010,000
		82,739,338
Capital Equipment - 2.72%
Case New Holland Inc.:
9.25%, 8-1-11	3,500	3,705,625
7.125%, 3-1-14	1,560	1,583,400
Chase Merger Sub, Inc.,
9.5%, 8-1-14 (A)	3,000	3,120,000
Dresser-Rand Group Inc.,
7.375%, 11-1-14	2,727	2,747,452
Mueller Group, Inc.,
10.0%, 5-1-12	3,786	4,117,275
Simmons Bedding Company,
7.875%, 1-15-14	4,412	4,467,150
Simmons Company,
0.0%, 12-15-14 (C)	7,650	6,005,250
		25,746,152
Chemicals -- Petroleum and Inorganic - 0.65%
Nalco Company:
7.75%, 11-15-11	5,000	5,112,500
8.875%, 11-15-13	1,000	1,058,750
		6,171,250
Chemicals -- Specialty - 1.64%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	5,000	4,937,500
0.0%, 6-1-13 (C)	6,750	6,429,375
Mosaic Company (The),
7.625%, 12-1-16 (A)	1,600	1,658,000
VeraSun Energy Corporation,
9.875%, 12-15-12	2,350	2,491,000
		15,515,875
Coal - 1.25%
Foundation PA Coal Company,
7.25%, 8-1-14	9,200	9,361,000
James River Coal Company,
9.375%, 6-1-12	2,800	2,520,000
		11,881,000
Computers -- Main and Mini - 0.66%
Xerox Corporation:
6.4%, 3-15-16	5,000	5,106,250
6.75%, 2-1-17	1,075	1,123,375
		6,229,625
Computers -- Peripherals - 1.04%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	11,050	9,834,500

Construction Materials - 6.35%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	8,625	5,821,875
Associated Materials Incorporated,
9.75%, 4-15-12	5,820	5,994,600
Brand Services, Inc.,
12.0%, 10-15-12	4,250	4,699,990
Builders FirstSource, Inc.,
9.62375%, 2-15-12	8,290	8,155,287
Interface, Inc.:
10.375%, 2-1-10	6,180	6,828,900
9.5%, 2-1-14	4,750	4,987,500
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	8,000	8,500,000
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	6,750	6,986,250
Ply Gem Industries, Inc.,
9.0%, 2-15-12	9,125	7,756,250
Texas Industries, Inc.,
7.25%, 7-15-13	400	406,000
		60,136,652
Containers - 3.47%
Alltrista Corporation,
9.75%, 5-1-12	8,700	9,200,250
BPC Holding Corporation:
8.875%, 9-15-14 (A)	9,925	10,073,875
9.235%, 9-15-14 (A)	800	810,000
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	800	808,000
9.875%, 10-15-14	1,600	1,616,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	9,750	10,335,000
		32,843,125
Cosmetics and Toiletries - 0.16%
Chattem, Inc.,
7.0%, 3-1-14	1,500	1,477,500

Defense - 0.56%
Armor Holdings, Inc.,
8.25%, 8-15-13	3,500	3,640,000
DRS Technologies, Inc.,
6.875%, 11-1-13	1,650	1,662,375
		5,302,375
Electronic Components - 0.64%
NXP B.V. and NXP Funding LLC,
7.875%, 10-15-14 (A)	2,275	2,351,781
Seagate Technology HDD Holdings,
6.8%, 10-1-16	3,700	3,718,500
		6,070,281
Finance Companies - 5.43%
Athena Neurosciences Finance, LLC,
7.25%, 2-21-08	5,000	5,100,000
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.75%, 5-1-14	4,500	4,376,250
Ford Motor Credit Company:
9.875%, 8-10-11	5,000	5,347,630
8.11%, 1-13-12	1,650	1,635,016
8.0%, 12-15-16	1,650	1,630,447
Goodman Global Holdings, Inc.:
8.36%, 6-15-12	1,142	1,159,130
7.875%, 12-15-12	7,350	7,221,375
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	1,850	1,928,625
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	1,600	1,664,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	850	718,250
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	2,350	2,473,375
Verso Paper Holdings LLC and Verso Paper Inc.:
9.12125%, 8-1-14 (A)	1,575	1,598,625
9.125%, 8-1-14 (A)	3,100	3,231,750
11.375%, 8-1-16 (A)	1,500	1,575,000
Visant Holding Corp.,
8.75%, 12-1-13	8,000	8,240,000
Xerox Capital Trust I,
8.0%, 2-1-27	3,500	3,574,375
		51,473,848
Food and Related - 1.93%
Pierre Merger Corp.,
9.875%, 7-15-12	6,500	6,695,000
Pilgrim's Pride Corporation:
9.625%, 9-15-11	1,000	1,045,000
9.25%, 11-15-13	850	886,125
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	8,500	8,701,875
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (C)	1,125	1,012,500
		18,340,500
Forest and Paper Products - 2.04%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	2,235	2,235,000
Buckeye Technologies Inc.:
8.0%, 10-15-10	10,890	10,890,000
8.5%, 10-1-13	4,750	5,011,250
Georgia-Pacific Corporation,
9.5%, 12-1-11	1,100	1,204,500
		19,340,750
Homebuilders, Mobile Homes - 0.67%
Meritage Corporation,
7.0%, 5-1-14	3,800	3,743,000
Technical Olympic USA, Inc.:
7.5%, 3-15-11	1,800	1,485,000
7.5%, 1-15-15	1,500	1,170,000
		6,398,000
Hospital Supply and Management - 7.25%
HCA Inc.:
6.95%, 5-1-12	7,750	7,343,125
9.125%, 11-15-14 (A)	2,050	2,190,937
9.25%, 11-15-16 (A)	5,050	5,409,812
9.625%, 11-15-16 (A)	1,500	1,612,500
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	4,570	5,027,000
7.75%, 7-15-15	8,300	8,279,250
Rural/Metro Corporation,
0.0%, 3-15-16 (C)	7,110	5,439,150
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	4,400	4,576,000
Tenet Healthcare Corporation,
9.875%, 7-1-14	7,980	8,119,650
Triad Hospitals, Inc.,
7.0%, 11-15-13	7,900	7,949,375
US Oncology Holdings, Inc.,
10.675%, 3-15-15	8,465	8,697,788
US Oncology, Inc.:
9.0%, 8-15-12	1,750	1,846,250
10.75%, 8-15-14	2,000	2,210,000
		68,700,837
Hotels and Gaming - 5.32%
Gaylord Entertainment Company,
8.0%, 11-15-13	2,400	2,490,000
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	7,350	7,938,000
Mandalay Resort Group,
9.375%, 2-15-10	6,500	6,955,000
MGM Grand, Inc.,
9.75%, 6-1-07	5,750	5,821,875
MGM MIRAGE:
8.5%, 9-15-10	4,750	5,082,500
8.375%, 2-1-11	2,500	2,593,750
7.625%, 1-15-17	4,550	4,561,375
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	8,280	8,362,800
Pokagon Gaming Authority,
10.375%, 6-15-14 (A)	2,400	2,628,000
Vail Resorts, Inc.,
6.75%, 2-15-14	4,000	4,000,000
		50,433,300
Household -- General Products - 0.37%
Sealy Mattress Company,
8.25%, 6-15-14	3,375	3,526,875

Metal Fabrication - 1.01%
Aurora Acquisition Merger Sub, Inc.:
9.0%, 12-15-14 (A)	3,400	3,417,000
10.0%, 12-15-16 (A)	2,750	2,756,875
Metals USA, Inc.,
11.125%, 12-1-15	3,100	3,406,125
		9,580,000
Motion Pictures - 1.60%
AMC Entertainment Inc.,
8.0%, 3-1-14	5,300	5,260,250
Cinemark, Inc.,
0.0%, 3-15-14 (C)	11,500	9,875,625
		15,135,875
Motor Vehicle Parts - 1.19%
Lear Corporation:
8.5%, 12-1-13 (A)	5,810	5,635,700
8.75%, 12-1-16 (A)	5,810	5,613,913
		11,249,613
Motor Vehicles - 1.94%
AutoNation, Inc.,
7.37375%, 4-15-13	825	829,125
Group 1 Automotive, Inc.,
8.25%, 8-15-13	3,375	3,459,375
Sonic Automotive, Inc.,
8.625%, 8-15-13	7,000	7,210,000
TRW Automotive Acquisition Corp.,
9.375%, 2-15-13	1,500	1,608,750
United Auto Group, Inc.,
9.625%, 3-15-12	5,000	5,256,250
		18,363,500
Multiple Industry - 4.57%
Freescale Semiconductor, Inc.:
8.875%, 12-15-14 (A)	6,100	6,077,125
9.125%, 12-15-14 (A)	7,600	7,552,500
GNC Parent Corporation,
12.14%, 12-1-11 (A)	3,155	3,155,000
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.75%, 11-15-14 (A)	7,500	7,603,125
K&F Acquisition, Inc.,
7.75%, 11-15-14	4,259	4,386,770
Mediacom Broadband LLC and Mediacom Broadband Corporation,
8.5%, 10-15-15 (A)	3,000	3,037,500
UCI Holdco, Inc.,
12.365%, 12-15-13 (A)	4,000	3,894,404
Warner Chilcott Corporation,
8.75%, 2-1-15	7,464	7,650,600
		43,357,024
Petroleum -- Domestic - 3.31%
Chesapeake Energy Corporation:
7.625%, 7-15-13	2,500	2,634,375
6.375%, 6-15-15	6,020	5,959,800
6.25%, 1-15-18	1,500	1,443,750
Denbury Resources Inc.:
7.5%, 4-1-13	1,750	1,776,250
7.5%, 12-15-15	3,315	3,381,300
EXCO Resources, Inc.,
7.25%, 1-15-11	6,500	6,597,500
Frontier Oil Corporation,
6.625%, 10-1-11	4,810	4,797,975
Petrohawk Energy Corporation,
9.125%, 7-15-13	4,600	4,830,000
		31,420,950
Petroleum -- International - 2.02%
Coastal Corporation (The),
9.625%, 5-15-12	4,000	4,540,000
Forest Oil Corporation,
7.75%, 5-1-14	3,500	3,561,250
Newfield Exploration Company,
7.625%, 3-1-11	2,000	2,095,000
Pemex Project Funding Master Trust,
7.375%, 12-15-14	7,200	7,927,200
Swift Energy Company,
9.375%, 5-1-12	1,000	1,055,000
		19,178,450
Petroleum -- Services - 2.12%
Complete Production Services, Inc.,
8.0%, 12-15-16 (A)	3,800	3,895,000
Grant Prideco, Inc.,
6.125%, 8-15-15	800	780,000
Hanover Compressor Company:
8.625%, 12-15-10	2,350	2,455,750
7.5%, 4-15-13	1,650	1,666,500
9.0%, 6-1-14	750	810,000
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	4,030,223
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	6,475	6,507,375
		20,144,848
Publishing - 0.82%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	3,200	3,332,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,700	1,742,500
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	2,600	2,700,750
		7,775,250
Railroad - 2.35%
Kansas City Southern de Mexico, S.A. de C.V.,
7.625%, 12-1-13 (A)	1,650	1,650,000
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	10,550	10,642,313
TFM, S.A. de C.V.:
9.375%, 5-1-12	5,625	6,004,688
12.5%, 6-15-12	3,700	3,996,000
		22,293,001
Real Estate Investment Trust - 1.62%
Host Hotels & Resorts, L.P.,
6.875%, 11-1-14 (A)	2,000	2,025,000
Host Marriott, L.P.,
7.125%, 11-1-13	13,000	13,292,500
		15,317,500
Restaurants - 0.76%
NPC International, Inc.,
9.5%, 5-1-14	7,000	7,175,000

Retail -- Food Stores - 1.78%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	2,450	2,505,125
Domino's Inc.,
8.25%, 7-1-11	4,500	4,663,125
Stater Bros. Holdings Inc.,
8.86%, 6-15-10	850	860,625
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	8,750	8,881,250
		16,910,125
Retail -- General Merchandise - 0.16%
Interline Brands, Inc.,
8.125%, 6-15-14	1,500	1,541,250

Retail -- Specialty Stores - 2.07%
General Nutrition Centers, Inc.,
8.5%, 12-1-10	4,500	4,623,750
Michaels Stores, Inc.,
10.0%, 11-1-14 (A)	3,050	3,172,000
Nebraska Book Company, Inc.,
8.625%, 3-15-12	6,235	5,985,600
United Rentals (North America), Inc.,
7.0%, 2-15-14	6,000	5,887,500
		19,668,850
Security and Commodity Brokers - 1.36%
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11-15-11	6,040	5,896,550
8.875%, 12-1-13 (A)	3,400	3,400,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	3,413	3,583,650
		12,880,200
Steel - 0.21%
PNA Group, Inc.,
10.75%, 9-1-16 (A)	1,920	1,984,800

Timesharing and Software - 0.35%
iPayment, Inc.,
9.75%, 5-15-14	3,200	3,288,000

Trucking and Shipping - 0.41%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11-15-10	4,000	3,900,000

Utilities -- Electric - 2.52%
Aquila, Inc.,
14.875%, 7-1-12	6,500	8,482,500
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13	5,600	5,684,000
NRG Energy, Inc.:
7.25%, 2-1-14	3,800	3,828,500
7.375%, 2-1-16	1,995	2,004,975
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	3,877	3,850,301
		23,850,276
Utilities -- Gas and Pipeline - 1.62%
ANR Pipeline Company,
8.875%, 3-15-10	2,400	2,517,816
Copano Energy, L.L.C.,
8.125%, 3-1-16	4,650	4,812,750
Sonat Inc.,
7.625%, 7-15-11	1,800	1,908,000
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	2,868,625
7.625%, 7-15-19	3,000	3,210,000
		15,317,191
Utilities -- Telephone - 2.65%
American Tower Corporation,
7.5%, 5-1-12	3,750	3,881,250
American Towers, Inc.,
7.25%, 12-1-11	4,750	4,916,250
Nextel Communications, Inc.,
7.375%, 8-1-15	7,500	7,690,688
Quest Communications International Inc., Series B,
7.5%, 2-15-14	3,000	3,090,000
Qwest Corporation,
8.875%, 3-15-12	5,000	5,568,750
		25,146,938

TOTAL CORPORATE DEBT SECURITIES - 93.61%		$887,221,667

(Cost: $866,727,444)

SHORT-TERM SECURITIES

Construction Materials - 0.32%
Black & Decker Holdings Inc. and Black & Decker Luxembourg Finance S.C.A. (Black & Decker Corporation (The)),
5.38%, 1-17-07	3,000	2,992,827

Forest and Paper Products - 0.47%
Sonoco Products Co.,
5.4%, 1-2-07	4,466	4,465,330

Household -- General Products - 1.15%
Clorox Co.,
5.39%, 1-9-07	6,000	5,992,813
Fortune Brands Inc.,
5.37%, 1-2-07	4,922	4,921,266
		10,914,079
Utilities -- Electric - 1.04%
Detroit Edison Co.,
5.42%, 1-4-07	9,800	9,795,574

Utilities -- Gas and Pipeline - 0.84%
Michigan Consolidated Gas Co.,
5.39%, 1-8-07	8,000	7,991,615

TOTAL SHORT-TERM SECURITIES - 3.82%		$36,159,425

(Cost: $36,159,425)

TOTAL INVESTMENT SECURITIES - 100.00%		$947,779,329

(Cost: $929,864,205)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $127,228,965 or 13.42% of total investments.

(B)Securities valued in good faith by the Valuation Committee appointed by the Board of Directors.

(C)These securities do not bear interest for an initial period of time and subsequently becomes interest bearing.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 1, 2007